Fees Summary	Mar. 27, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 45,000.00
Previously Paid Amount	0.00
Total Fee Amount	6.89
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 6.89
Narrative - Max Aggregate Offering Amount | shares	45,000
Final Prospectus	true